SHARE BASED COMPENSATION (Details)	Aug. 05, 2020	Dec. 21, 2018
2010 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Automatic termination period of the plan	10 years
Amended and Restated 2010 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term		10 years